EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated October 21, 2013, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-13-076700) to the definitive version of the Registrant’s prospectus regarding the Class A Shares of the Large Cap Diversified Alpha Fund, dated September 30, 2013, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on September 27, 2013 (SEC Accession No. 0001104659-13-072766).